Property and Equipment (Details) - Schedule of Property and Equipment - Previously Reported [Member] - VASO CORPORATION [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment	$ 11,127	$ 12,684
Less: accumulated depreciation and amortization	(9,787)	(10,512)
Property and equipment, net	1,340	2,172
Office laboratory and other equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,928	1,940
Equipment furnished for customer or clinical uses [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	7,981	9,359
Right of use assets finance leases [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,119	1,286
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 99	$ 99